Registration No. 02-35570

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 94
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 94
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PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(Exact name of Registrant as specified in Charter)

655 9th Street
Des Moines, IA 50392
(Address of principal executive offices)
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Telephone Number (515) 235-1209
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Copy to:
BRITNEY L. SCHNATHORST	JOSHUA B. DERINGER
The Principal Financial Group	Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392	One Logan Square, Ste 2000
Philadelphia, PA 19103-6996
(Name and address of agent for service)
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Approximate Date of Proposed Public Offering: as soon as practicable after the effectiveness date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box)
_XX_     immediately upon filing pursuant to paragraph (b) of Rule 485
_____    on (date), pursuant to paragraph (b) of Rule 485
_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485

_____	on (date), pursuant to paragraph (a)(1) of Rule 485
_____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____    on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Class 2 common stock, par value $.01 per share

EXPLANATORY NOTE

This filing relates to the Registrant’s prospectus dated November 18, 2014 for Class 2 shares of the Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040 and Principal LifeTime 2050 Accounts, which were included in post-effective amendment number 93 (as filed on November 12, 2014, SEC Accession No. 0000012601-14-000231), and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 5th of December, 2014.

Principal Variable Contracts Funds, Inc. (Registrant) /s/ N. M. Everett _____________________________________ N. M. Everett Chair, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ N. M. Everett __________________________ N. M. Everett	Chair, President and Chief Executive Officer (Principal Executive Officer)	December 5, 2014

/s/ L. A. Rasmussen __________________________ L. A. Rasmussen	Vice President, Controller and Chief Financial Officer (Principal Financial Officer and Controller)	December 5, 2014

/s/ M. J. Beer __________________________ M. J. Beer	Executive Vice President and Director	December 5, 2014

(E. Ballantine)* __________________________ E. Ballantine	Director	December 5, 2014

(L. T. Barnes)* __________________________ L. T. Barnes	Director	December 5, 2014

(C. Damos)* __________________________ C. Damos	Director	December 5, 2014

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	December 5, 2014

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	December 5, 2014

(T. Huang)* __________________________ T. Huang	Director	December 5, 2014

(W. C. Kimball)* __________________________ W. C. Kimball	Director	December 5, 2014

__________________________ K. McMillan	Director

(D. Pavelich)* __________________________ D. Pavelich	Director	December 5, 2014

/s/ M. J. Beer
_______________________________
M. J. Beer
Executive Vice President and Director
*  Pursuant to Power of Attorney
   Previously Filed as Ex-99(j)(3) on 04/27/2012
   (Accession No. 0001144204-12-024317)

Exhibit No.	Exhibits

Ex-101.INS	XBRL Instance Document

Ex-101.SCH	XBRL Taxonomy Extension Schema Document

Ex-101.CAL	XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

PRINCIPAL LIFETIME ACCOUNTS
TARGET ALLOCATIONS OVER TIME*
Non-U.S. Equity 13%
U.S. Equity 31%
Real Assets/Other** 11%
Fixed Income 45%
6% Non-U.S. Equity
14% U.S. Equity
14% Real Assets/Other**
66% Fixed Income
% OF TOTAL ASSETS
100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
TARGET DATE
(Assumed Retirement)
50 45 40 35 30 25 20 15 10 5 0 5 10 15 20
YEARS TO RETIREMENT
YEARS AFTER RETIREMENT
NON-U.S. EQUITY
U.S. EQUITY
REAL ASSETS/OTHER**
FIXED INCOME

* As of March 31, 2014.

** Shareholders receive exposure to real assets and alternative investment strategies through certain underlying funds.